Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2– SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP).

A.	Use of estimates in the preparation of financial statements

The preparation of the financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates. As applicable to these financial statements, the most significant estimates and assumptions relate to the fair value measurement of the derivative warrants liability stock-based compensation and the going concern assumptions.

B.	Functional currency

The currency of the primary economic environment in which the operations of the Company are conducted is the U.S dollar (“$” or “dollar”). Thus, the functional currency of the Company is the dollar (which is also the reporting currency of the Company).

C.	Cash and cash equivalents

Cash equivalents are short-term highly liquid investments which include short term bank deposits (up to three months from date of deposit), that are not restricted as to withdrawals or use that are readily convertible to cash with maturities of three months or less as of the date acquired.

D.	Restricted Cash

Restricted cash is invested in certificates of deposit, which are used to secure the Company’s line of credit. For presentation of statement of cash flows purposes, restrict cash balances are included with cash and cash equivalents, when reconciling the reported period total amounts.

	December 31	December 31
	2018	2017

Cash and cash equivalents	$63,550	$683,202
Restricted cash	9,343	10,099
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$72,893	$693,301

There were no restricted cash amounts as of December 31, 2016.

E.	Property, plant and equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. When an asset is retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition is reflected in the Statements of Comprehensive Loss.

Rate of depreciation	%

Laboratory equipment	15
Furniture and equipment	7-15
Computers	33
Vehicle	15

F.	Impairment of long-lived assets

The Company’s long-lived assets are reviewed for impairment in accordance with Accounting Standards Codification (“ASC”) Topic 360, “Property, Plant and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. To date the Company has not incurred any impairment losses.

G.	Deferred income taxes

The Company accounts for income taxes in accordance with ASC Topic 740, “Income Taxes”. Accordingly, deferred income taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and the tax bases of assets and liabilities under the applicable tax law. Deferred tax balances are computed using the enacted tax rates expected to be in effect when these differences reverse. Valuation allowance in respect of deferred tax assets are provided for, if necessary, to reduce deferred tax assets is amounts more likely than not to be realized.

H.	Convertible Bridge Loan

The Company has considered the provisions of ASC 815-40, “Derivatives and Hedging - Contracts in Entity’s Own Equity” and determined that the embedded conversion feature of the convertible bridge loan should be bifurcated from the host instrument, as the embedded conversion feature is not considered indexed to the company’s own stock (since the “fixed-for-fixed” concept is not met). accordingly, upon initial recognition, the embedded conversion feature was measured at fair value and the remaining proceeds were allocated to the loan component (Host). In subsequent periods the derivative liability related to the conversion feature is remeasured at fair value through profit or loss (with changes presented within financing income or expense, as applicable) and the remaining bridge loan component is measured at amortized cost. The amount that was allocated to the embedded conversion feature upon initial recognition, created a discount on the loan component. Such discount is amortized as interest expense to profit or loss over the term of the loan until its stated maturity.

I.	Deferred income taxes

The Company accounts for uncertain tax positions in accordance with ASC Topic 740-10, which prescribes detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in an enterprise’s financial statements. According to ASC Topic 740-10, tax positions must meet a more-likely-than-not recognition threshold. The Company’s accounting policy is to classify interest and penalties relating to uncertain tax positions under income taxes, however the Company did not recognize such items in its fiscal 2018, 2017 and 2016 financial statements and did not recognize any liability with respect to an unrecognized tax position in its balance sheets.

J.	Liability for employee rights upon retirement

Israeli employees are entitled to severance pay of one month’s salary for each year of employment, or a portion thereof. The Company satisfies its full obligation with respect to its Israeli employees by contributing one month of the employees’ salary for each year of service into a fund managed by a third party. Neither the obligation, nor the amounts deposited on behalf of the employees for such obligation are recorded on the Balance Sheet, as the Company is legally released from the obligation to the employees once the amounts have been deposited. All deposits required through December 31, 2018 have been made.

K.	Research and development expenses

Research and development expenses are charged to operations as incurred. Grants received by the Company from the Government of Israel through the Office of the Chief Scientist of the Ministry of Industry, Trade and Labor (the “OCS”) for the development of approved projects are recognized as a reduction of expenses against the related costs incurred.

L.	Royalty-bearing grants

Royalty-bearing grants from the OCS for funding approved research and development projects are recognized at the time the Company is entitled to such grants (i.e. at the time that there is reasonable assurance that the Company will comply with the conditions attached to the grant and that there is reasonable assurance that the grant will be received), on the basis of the costs incurred and reduce research and development costs - see Note 10A. and Note 13. The cumulative research and development grants received by the Company from inception through December 2018 amounted to $272,237.

As of December 31, 2018, and 2017, the Company did not accrue for or pay any royalties to the OCS as no revenue has yet been generated.

M.	Basic and diluted net loss per ordinary share

Basic net loss per ordinary share is computed by dividing the net loss for the period applicable to ordinary shareholders, by the weighted average number of ordinary shares outstanding during the period. Securities that may participate in dividends with the ordinary shares (such as the convertible preferred shares that were outstanding until March 16, 2017) are considered in the computation of basic loss per share under the two-class method. However, in periods of net loss, only the convertible preferred shares were considered, since such shares had a contractual obligation to share in the losses of the Company, in accordance with the guidance in ASC Topic 260-10.

Diluted loss per share gives effect to all potentially dilutive common shares outstanding during the year using the treasury stock method with respect to stock options and stock warrants and using the if-converted method with respect to convertible loans. In computing Diluted loss per share, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted loss per share excludes all potentially dilutive shares if their effect is anti-dilutive.

N.	Stock-based compensation

The Company measures and recognizes the compensation expense for all equity-based payments to employees based on their estimated fair values in accordance with ASC 718, “Compensation-Stock Compensation”. Share-based payments including grants of stock options are recognized in the statement of net loss as an operating expense based on the fair value of the award at the date of grant. The fair value of stock options granted is estimated using the Black-Scholes option-pricing model. The Company has expensed compensation costs, net of estimated forfeitures, applying the accelerated vesting method, over the requisite service period or over the implicit service period when a performance condition affects the vesting, and it is considered probable that the performance condition will be achieved.

Share-based payments awarded to consultants (non-employees) are accounted for in accordance with ASC Topic 505-50, “Equity-Based Payments to Non-Employees”.

O.	Fair Value Measurements

The Company measures and discloses fair value in accordance with the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification 820, Fair Value Measurements and Disclosures (“ASC Topic 820”). ASC Topic 820 defines fair value, establishes a framework and gives guidance regarding the methods used for measuring fair value, and expands disclosures about fair value measurements. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions there exists a three-tier fair-value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - unadjusted quoted prices are available in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date

Level 2 – pricing inputs are other than quoted prices in active markets that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

Level 3 – pricing inputs are unobservable for the non-financial asset or liability and only used when there is little, if any, market activity for the non-financial asset or liability at the measurement date. The inputs into the determination of fair value require significant management judgment or estimation. Level 3 inputs are considered as the lowest priority within the fair value hierarchy. The valuation of the short-term liability relating to the warrants issued to the unit owners (see Note 2N and Note 9) falls under this category.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

The fair value of cash and cash equivalents is based on its demand value, which is equal to its carrying value. Additionally, the carrying value of all other short term monetary assets and liabilities are estimated to be equal to their fair value due to the short-term nature of these instruments.

P.	Warrants Liability

During 2018, 2016 and 2015, the Company issued 600,000, 4,518,406 and 3,106,000 warrants, respectively, to purchase shares of the Company’s ordinary-stock in connection with a Private Placement Memorandum (“PPM”). The Company accounted for these warrants as a liability measured at fair value due to a provision included in the warrants agreement that provides the warrants holders with an option to require the Company to purchase their warrants for cash in an amount equal to their Black-Scholes Option Pricing Model value (the Black-Scholes Model), in the event that certain fundamental transactions (which some of them are not considered solely within the control of the Company) as defined in the warrant agreement, occur. The fair value of the warrants liability is estimated using the Black-Scholes Model which requires inputs such as the expected term of the warrants, share price volatility and risk-free interest rate. These assumptions are reviewed on a regular basis and changes in the estimated fair value of the outstanding warrants are recognized each reporting period as part of in the “Financing Expense, net” line in operations in the accompanying statement of loss.

Q.	Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents as well as certain other current assets that do not amount to a significant amount. Cash and cash equivalents, which are primarily held in Dollars and New Israeli Shekels, are deposited with major banks in Israel. Management believes that such financial institutions are financially sound and, accordingly, minimal credit risk exists with respect to these financial instruments. The Company does not have any significant off-balance-sheet concentration of credit risk, such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

R.	Contingencies

The Company records accruals for loss contingencies arising from claims, litigation and other sources when it is probable that a liability has been incurred and the amount can be reasonably estimated. These accruals are adjusted periodically as assessments change or additional information becomes available. Legal costs incurred in connection with loss contingencies are expensed as incurred.

S.	Recent Accounting Pronouncements

1.	Commencing January 1, 2018, the Company early adopted ASU 2016-18, Statement of Company’s consolidated financial statements Cash Flows (Topic 230): “Restricted Cash”, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years.

ASU 2016-18 requires application using a retrospective transition method. The Company adopted ASU 2016-18, January 1, 2018 using the retrospective transition method, as required by its provisions. As a result, the Company has retrospectively applied this guidance to the accompanying consolidated statement of cash flows for the year ended December 31, 2017. There were no restricted cash balances during 2016.

2.	In May 2017, the FASB issued ASU 2017-09, “Compensation-Stock Compensation”. The amendment provides guidance about which changes to terms or conditions of a share-based payment award require an entity to apply modification accounting. The guidance became effective for the fiscal year beginning on January 1, 2018, including interim periods within that year.

This guidance had no material impact on the Company’s consolidated financial statements.

3.	In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-02 (Topic 842) “Leases”. Topic 842 supersedes the lease requirements in ASC Topic 840, “Leases”. Under Topic 842, lessees are required to recognize assets and liabilities on the balance sheet for most leases and provide enhanced disclosures. ASU No. 2016-02 is effective for interim and annual reporting periods beginning after December 15, 2018. In July 2018, the FASB issued amendments in ASU 2018-11, which provide a transition election to not restate comparative periods for the effects of applying the new standard. This transition election permits entities to change the date of initial application to the beginning of the earliest comparative period presented, or retrospectively at the beginning of the period of adoption through a cumulative-effect adjustment.

The company is not involved in any financing leases as a lessor. Based on the current operating leases of the company as a lessee, the company believes that the provisions of ASU 2016-02 will not have a material impact on the financial statements.

4.	In June 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018-07, “Improvements to Nonemployee Share-Based Payment Accounting”, which simplifies the accounting for share-based payments granted to nonemployees for goods and services. Under the ASU, most of the guidance on such payments to nonemployees would be aligned with the requirements for share-based payments granted to employees. The changes take effect for public companies for fiscal years starting after December 15, 2018, including interim periods within that fiscal year. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, but no earlier than an entity’s adoption date of Topic 606.

The Company is currently evaluating the impact of adopting this standard on its financial statements and related disclosures, if any.